Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2018
Furniture And Fixtures [Member]
Useful life	7 years
Leasehold Improvements [Member]
Useful life	Shorter of useful life or remaining life of lease
Minimum [Member] | Computer Equipment And Software [Member]
Useful life	3 years
Minimum [Member] | Manufacturing And Office Equipment [Member]
Useful life	5 years
Maximum [Member] | Computer Equipment And Software [Member]
Useful life	5 years
Maximum [Member] | Manufacturing And Office Equipment [Member]
Useful life	7 years